Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	329,294	492,647	1,164,894	949,788	1,774,454	935,319
In-process research and development	0	0	0	0	0	14,501,622
General and administrative	602,815	347,350	1,174,524	787,469	1,628,308	1,166,186
Total operating expenses	932,109	839,997	2,339,418	1,737,257	3,402,762	16,603,127
Loss from operations	(932,109)	(839,997)	(2,339,418)	(1,737,257)	(3,402,762)	(16,603,127)
Other income:
Interest and other income	26,409	19,058	57,483	39,970	103,215	48,255
Loss before income tax benefit					(3,299,547)	(16,554,872)
Deferred income tax benefit					71,615	0
Net loss	(905,700)	(820,939)	(2,281,935)	(1,697,287)	(3,227,932)	(16,554,872)
Other comprehensive income (loss):
Foreign currency translation loss	1,067	(1,579)	(1,060)	(1,579)	(2,396)	0
Comprehensive loss	$ (904,633)	$ (822,518)	$ (2,282,995)	$ (1,698,866)	$ (3,230,328)	$ (16,554,872)
Net loss per share:
Basic and diluted	$ (.10)	$ (0.09)	$ (0.25)	$ (0.18)	$ (0.35)	$ (1.89)
Weighted average shares outstanding:
Basic and diluted	9,291,421	9,291,421	9,291,421	9,291,421	9,291,421	8,782,037